Company information and operations	12 Months Ended
Dec. 31, 2024
Disclosure Of Company Information And Operations [Abstract]
Company information and operations	Company information and operations
General information
SOPHiA GENETICS SA and its consolidated subsidiaries (NASDAQ: SOPH) (“the Company”) is a cloud-native software company in the healthcare space, incorporated on March 18, 2011, and headquartered in Rolle, Switzerland. The Company is dedicated to establishing the practice of data-driven medicine as the standard of care in healthcare and for life sciences research. The Company has built a cloud-native software platform capable of analyzing data and generating insights from complex multimodal datasets and different diagnostic modalities. This platform, commercialized as “SOPHiA DDMTM,” standardizes, computes, and analyzes digital health data and is used in decentralized locations to break down data silos. The Company collectively refers to SOPHiA DDM TM Platform and related products and solutions as “SOPHiA DDM Platform.”
On June 26, 2023, during the Company’s Annual General Meeting, the move of the statutory seat from Saint-Sulpice, Canton Vaud, Switzerland to Rolle, Canton Vaud, Switzerland was approved.
As of December 31, 2024, the Company had the following wholly-owned subsidiaries:

Name	Country of domicile
SOPHiA GENETICS S.A.S.	France
SOPHiA GENETICS LTD	U.K.
SOPHiA GENETICS, Inc.	U.S.
SOPHiA GENETICS Intermediação de Negócios LTDA	Brazil
SOPHiA GENETICS PTY LTD	Australia
SOPHiA GENETICS S.R.L.	Italy
The Company’s Board of Directors approved the issue of the consolidated financial statements on March 4, 2025.
Issued share capital
As of December 31, 2024, the Company had issued 79,321,220 shares of which 66,687,085 are outstanding and 12,634,135 are held by the Company as treasury shares. As of December 31, 2023, the Company had issued 76,898,164 shares of which 65,230,559 are outstanding and 11,667,605 are held by the Company as treasury shares. All shares were considered paid as of December 31, 2024.
At the next ordinary Annual General Meeting, the Board of Directors will not propose any dividend in respect of the year ended December 31, 2024.
Treasury shares
During the first quarter of 2022, the Company issued 2,540,560 registered shares to SOPHiA GENETICS LTD pursuant to a share delivery and repurchase agreement, which were immediately exercised, and repurchased the shares to hold as treasury shares for the purposes of administering the Company's equity incentive programs. During the second quarter of 2023, the Company issued 10,500,000 registered shares to SOPHiA GENETICS LTD pursuant to a share delivery and repurchase agreement, which were immediately exercised, and repurchased the shares to hold as treasury shares. During the third quarter of 2024, the Company issued 2,423,056 registered shares to SOPHiA GENETICS LTD pursuant to a share delivery and repurchase agreement, which were immediately exercised, and repurchased the shares to hold as treasury shares for the purposes of administering the Company's equity incentive programs. The Company held 12,634,135 and 11,667,605 treasury shares as of December 31, 2024 and 2023, respectively.
Treasury shares are recognized at acquisition cost and recorded as treasury shares at the time of the transaction. Upon exercise of share options or vesting of restricted stock units, the treasury shares are subsequently transferred. Any consideration received is included in shareholders’ equity.